Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

Note 13 - INCOME TAXES

Cayman Islands

Under the current laws of Cordyceps Sunshine Cayman is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Cayman Islands.

Taiwan, Republic of China

Cordyceps Sunshine Biotech Holdings Co., Ltd. is incorporated in the Cayman Islands, and has established a branch in Taiwan. It is a branch office of a foreign company and is not an independent legal entity, subject to the provisions of the Value-Added and Non-Value-Added Business Tax Act and Income Tax Act. The applicable value-added business tax rate is 5%, and the applicable income tax rate is 20%.

The components of the provision for income taxes for the year ended December 31, 2024, 2023, and 2022 consisted of the following:

	For the Year Ended December 31,
	2024	2023	2022
Current:
Taiwan	$34,957	$21,530	$-
Total current	34,957	21,530	-
Deferred:
Taiwan	-	-	-
Total deferred	-	-	-
Total income tax expense	$34,957	$21,530	$-

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	2024	2023	2022
Statutory income tax (benefit) expense*	(15.52)%	24.38%	(18.82)%
Temporary differences	33.78%	(13.10)%	-%
Valuation allowance	0.01%	-%	18.82%
Total	18.27%	11.28%	-%

*	The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Company’s branch and entities operate.

China, PRC

Chengdu Skyherb was incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC and Taiwan government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC and Taiwan after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC and Taiwan entities’ tax filings results are subject to examination. It is therefore uncertain as to whether the PRC and Taiwan tax authority may take different views about the Company’s PRC and Taiwan entities ‘tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2024, 2023 and 2022.